Employees' Retirement Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for Defined benefit pension plan	¥ 196,512	¥ 190,067
Total recognized in net periodic pension cost and "Accumulated other comprehensive income (loss)"	14,498	16,131	3,911
Target allocation ratio for plan assets, life insurance company general accounts	14.00%
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies	282	515
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies, Percentage	0.30%	0.70%
Expected contribution to Defined benefit pension plans	5,233
Employer contributions	5,254	5,053
Domestic
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets, bonds	53.00%
Target allocation ratio for plan assets, stocks	13.00%
Foreign
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets, bonds	10.00%
Target allocation ratio for plan assets, stocks	10.00%
Forecast, 12 Months Ended Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	1,667
Unrecognized transition obligation expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	123
Prior service cost expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	(1,898)
National Plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	15,414	14,703	14,425
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for Defined benefit pension plan	81,826	77,436
Total recognized in net periodic pension cost and "Accumulated other comprehensive income (loss)"	5,594	10,149	(1,020)
Target allocation ratio for plan assets, life insurance company general accounts	7.00%
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies	4,727	6,974
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies, Percentage	0.50%	0.80%
Expected contribution to Defined benefit pension plans	817
Employer contributions	834	803
Percentage of employees covered by NTT CDBP	11.40%	11.00%
NTT CDBP | Domestic
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets, bonds	47.70%
Target allocation ratio for plan assets, stocks	20.90%
NTT CDBP | Foreign
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets, bonds	10.00%
Target allocation ratio for plan assets, stocks	14.40%
NTT CDBP | Forecast, 12 Months Ended Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	1,077
Prior service cost expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	¥ (356)